Stock-Based Compensation (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 30, 2020	Oct. 01, 2020	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Jan. 01, 2022
Stock-Based Compensation (Details) [Line Items]
Share of common stock					1
Options, granted				550,273
Percentage of aggregate number of outstanding shares of common stock								10.00%
Conversion rate				2.725	2.725
Common stock shares			1	1	12,944,213
Stock Issued During Period, Shares, Restricted Stock Award, Gross				119,965
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited				83,694
Restricted stock units award vest				257,047
Weighted-average Black-Scholes value per stock option (in Dollars)				$ 740,000
Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Share of common stock			100	100	2,308,877	2,293,154
Common stock shares					2,308,877	2,293,154
Stock Issued During Period, Shares, Restricted Stock Award, Gross			119,965
Two Thousand and Twenty Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares authorized		150,000
Stock-based awards granted (in Dollars)	$ 325,000
Shares available for future grant		885,693			155,942
Additional shares available for grant				0
2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares authorized							1,294,421
Shares available for future grant			942,108	942,108
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period				1 year	1 year
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period				4 years	4 years
Time-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting, description				Under time-based vesting conditions, the Rollover RSU awards vest quarterly over one year for grants to the Board of Directors and quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants.
Time-based Restricted Stock Units [Member] | Officers, Employees and Consultants [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period					4 years
Vesting percentage					25.00%
Rollover Restricted Stock Units Member
Stock-Based Compensation (Details) [Line Items]
Restricted stock unit awards for shares of common stock					131,283
Grant date fair value (in Dollars)					$ 834,960
Stock-based compensation expense for RSU awards (in Dollars)					470,878	$ 29,232
Unrecognized stock-based compensation expense related to unvested awards (in Dollars)			$ 232,128	$ 232,128	$ 575,100
Unrecognized stock-based compensation expense, estimated period for recognition				2 years 4 months 24 days	2 years 1 month 6 days
Options, granted					460,706
Awards vested, but not issued				257,047
Restricted Stock Units (RSUs) [Member] | Two Thousand and Twenty Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Options, granted		460,706
Incentive Stock Options [Member] | Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercisable period				5 years
Incentive Stock Options [Member] | Scenario One [Member] | Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price based on estimated fair market value of common stock				110.00%
Stock Options [Member]
Stock-Based Compensation (Details) [Line Items]
Unrecognized stock-based compensation expense, estimated period for recognition				3 years 4 months 24 days
Options, granted				195,821
Stock options, maximum term				10 years
Weighted-average remaining contractual term of stock options				3 years
Unrecognized stock-based compensation expense related to unvested stock options (in Dollars)			$ 106,446	$ 106,446
Stock Options [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting percentage				25.00%
Board of Directors Chairman [Member] | Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price based on estimated fair market value of common stock				100.00%
Board of Directors Chairman [Member] | Time-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period				1 year	1 year
Officers, Employees and Consultants [Member] | Time-based Restricted Stock Units [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting percentage				25.00%
Officers, Employees and Consultants [Member] | Time-based Restricted Stock Units [Member] | Scenario Two [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period				4 years